Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	¥ 490,375	¥ (113,461)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	54,483	7,246
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	¥ 435,892	¥ (120,707)